Accounts Receivable	4 Months Ended
Sep. 30, 2018
Successor [Member]
Accounts Receivable

5.	Accounts receivable

The following table summarizes the accounts receivables for the periods as set forth below (in thousands):

	Successor (NESR) September 30, 2018	Predecessor (NPS) December 31, 2017
Trade receivables	$83,762	$54,143
Other	-	8,137
Less: allowance for doubtful accounts	(7,004)	(4,106)
Total	$76,758	$58,174

Trade receivables relate to the sale of services and products, for which credit is extended based on our evaluation of the customer’s credit-worthiness. The Company recorded an allowance for doubtful accounts of $0.6 million, $0.6 million, $2.4 million, $0.9 million and $0.9 million during the Successor Quarter, Successor Period, Predecessor Period, 2017 Predecessor Quarter and the 2017 Predecessor Period, respectively, in the consolidated statement of operations. The balance of allowance for doubtful accounts was $7.0 million and $4.1 million, as of September 30, 2018 and December 31, 2017, respectively.